Financial Risk Management - Summary of Risk factors related to its investments (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Current inflation
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Inflation index
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ 1,600	R$ 15,300
Exchange traded real estate funds
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (17,900)	(10,900)
Brazilian stock prices
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (5,800)	(7,400)
Fixed-rate offshore rates
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		US yield curve
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (1,800)	(7,700)
Foreign exchange rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Foreign exchange rates
Stress Scenario	[1],[3]	10
Financial Impact	[2]	R$ 4,100	5,000
Domestic base overnight rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Domestic base overnight rate
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (6,900)	R$ (8,000)

[1]	bps - basis point (1bps = 0,01%)
[2]	In millions of Brazilian reais
[3]	Brazilian reais devaluation against US Dollars